Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2018	2017
Geographical markets
China	$30,791	$76,558
Europe	37,590	26,145
North America	23,871	15,425
Other	4,334	3,160
	$96,586	$121,288
Market application
Heavy Duty Motive	39,464	63,684
Portable Power	7,109	4,468
Material Handling	8,010	7,535
Back Up Power	2,426	1,933
Technology Solutions	39,577	43,668
	$96,586	$121,288
Timing of revenue recognition
Products transferred at a point in time	53,729	73,840
Products and services transferred over time	42,857	47,448
	$96,586	$121,288